JOHN HANCOCK MUNICIPAL SECURITIES TRUST

200 Berkeley Street

Boston, MA 02116

March 24, 2022

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	John Hancock Municipal Securities Trust (the “Trust”), on behalf of:
John Hancock Short Duration Municipal Opportunities Fund (the “Fund”)
File Nos. 033-32246; 811-05968

Ladies and Gentlemen:

Enclosed for filing on behalf of the Trust pursuant to: (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rule 485(a) thereunder; and (2) the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 62 to the Trust’s Registration Statement on Form N-1A under the 1933 Act and Amendment No. 66 to its Registration Statement under the 1940 Act (the “Amendment”).

The Amendment is being filed pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act. The purpose of the Amendment is to register the Fund as a new series of the Trust and to register Class A, C, I, and R6 shares of the Fund. No fees are required in connection with this filing.

If you have any questions or comments concerning the foregoing, please call me at (617) 663-4311.

Sincerely,

/s/ Thomas Dee, Esq.
Thomas Dee, Esq.
Assistant Secretary of the Trust